Segment information (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 171,471	$ 258,646	$ 31,134
Canada [Member]
Disclosure of operating segments [line items]
Revenue	171,471	0	0
Switzerland [Member]
Disclosure of operating segments [line items]
Revenue	0	250,000	0
USA [Member]
Disclosure of operating segments [line items]
Revenue	$ 0	$ 8,646	$ 31,134